INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX [Abstract]
Income Tax Provision During Period
The income tax provision for the year ended December 31, 2021 and for the period from July 14, 2020 (inception) through December 31, 2020 consists of the following:
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(243,698)	(49,253)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	243,698	49,253

Income tax provision	$—	$—

Deferred Tax Assets
The Company’s net deferred tax assets is as follows:
	December 31, 2021	December 31, 2020
Deferred tax assets
Start-up Costs	$232,924	$30,269
Net operating loss carryforward	60,025	18,984
Total deferred tax assets	292,949	49,253
Valuation Allowance	(292,949)	(49,253)
Deferred tax assets, net of allowance	$—	$—

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in FV of Warrant Liabilities	(25.9)%	(18.0)%
Transaction costs allocable to warrant liabilities	0.0%	(1.6)%
Compensation expense related to warrant liabilities	0.0%	(0.3)%
Valuation allowance	4.9%	(1.1)%
Income tax provision	0.0%	0.0%